Accounts receivable (Tables)	6 Months Ended
Jun. 30, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of accounts receivable

	June 30,	December 31,
	2021	2020
Accounts receivable	$40,108,014	$38,110,487
Allowance for doubtful accounts	(3,738,506)	(3,699,890)
Accounts receivable, net	$36,369,508	$34,410,597

Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of allowance for doubtful accounts

	June 30,	December 31,
	2021	2020
Balance at beginning of period	$3,699,890	$5,731,281
Change of allowance for doubtful accounts	14,423	(895,043)
Write off	(14,423)	(1,523,489)
Translation adjustments	38,616	387,141
Balance at end of period	$3,738,506	$3,699,890